Share Capital and Employee Compensation Plans - Share Capital and Employee Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	$ 51	$ 14
Stock options and equity-settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	2	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	25	6
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	18	7
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	$ 6	$ 1